UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21125

Name of Fund: BlackRock California Municipal Income Trust II (BCL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 148.5%	Anaheim, California, Public Financing Authority, Lease Revenue Bonds
	(Public Improvements Project), Sub-Series C, 5.771%, 9/01/34 (a)(b)	$15,000	$3,554,850
	Anaheim, California, Public Financing Authority, Lease Revenue Bonds
	(Public Improvements Project), Sub-Series C, 5.70%, 9/01/36 (a)(b)	10,000	2,112,100
	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B,
	1.45%, 8/01/33 (a)(c)	145	145,000
	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N,
	1.20%, 8/01/21 (a)(c)	2,580	2,580,000
	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R,
	2.25%, 8/01/23 (c)(d)	600	600,000
	California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 6.50%,
	2/01/33 (c)(d)	5,345	5,345,000
	California Infrastructure and Economic Development Bank Revenue
	Bonds (Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	1,735	1,762,396
	California Mobile Home Park Finance Authority Revenue Bonds
	(Palomar Estates East and West), Series A, 5.25%, 3/15/34 (e)	3,500	3,111,360
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project), AMT, Series A-2,
	5.40%, 4/01/25	1,180	1,100,775
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project), AMT, Series C,
	5.125%, 11/01/23	3,000	2,729,730
	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 5.375%, 5/01/12 (f)	6,000	6,607,620
	California State Department of Water Resources, Power Supply
	Revenue Bonds, VRDN, Series C-4, 1.48%, 5/01/22 (c)	1,200	1,200,000
	California State Department of Water Resources, Power Supply
	Revenue Bonds, VRDN, Series C-13, 1.26%, 5/01/22 (a)(c)	1,500	1,500,000
	California State, Various Purpose, GO, 5.50%, 11/01/33	8,000	8,252,560
	California Statewide Communities Development Authority, Health
	Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%,
	10/01/33	7,000	7,028,910
	California Statewide Communities Development Authority Revenue
	Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	1,250	1,268,675
	California Statewide Communities Development Authority Revenue
	Bonds (Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	5,027,000
	California Statewide Communities Development Authority Revenue
	Bonds (Sutter Health), Series B, 5.50%, 8/15/34	8,000	8,128,240
	Chabot-Las Positas, California, Community College District, GO
	(Election of 2004), Series B, 5%, 8/01/31 (d)	2,000	2,049,740

Portfolio Abbreviations
To simplify the listings of BlackRock California Municipal Income Trust II's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Chula Vista, California, IDR (San Diego Gas and Electric Company),
AMT, Series B, 5%, 12/01/27	$ 2,690	$ 2,614,922
Corona-Norco Unified School District, California, Community Facilities
District Number 98-1, Special Tax Bonds, 5.10%, 9/01/32 (d)	6,000	6,109,620
Etiwanda School District, California, Public Financing Authority, Local
Agency Revenue Refunding Bonds, 5%, 9/15/32 (g)	1,100	1,128,413
Foothill/Eastern Corridor Agency, California, Toll Road Revenue
Bonds, Senior Lien, Series A, 5.40%, 1/01/26 (b)(h)	15,470	6,729,141
Foothill/Eastern Corridor Agency, California, Toll Road Revenue
Bonds, Senior Lien, Series A, 5.42%, 1/01/30 (b)(h)	4,890	1,680,449
Foothill/Eastern Corridor Agency, California, Toll Road Revenue
Refunding Bonds, 6.12%, 1/15/30 (b)	6,550	1,712,759
Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (f)	2,900	3,312,322
Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, Series A-1, 6.75%, 6/01/13 (f)	9,000	10,330,830
Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, Series B, 5.50%, 6/01/13 (f)	5,650	6,163,924
La Quinta, California, Redevelopment Agency, Tax Allocation Bonds
(Redevelopment Project Area Number 1), 5.125%, 9/01/32 (d)	5,000	5,047,500
Los Angeles, California, Department of Water and Power, Waterworks
Revenue Refunding Bonds, Series A, 5.125%, 7/01/41 (i)	5,500	5,559,895
Los Angeles, California, Regional Airports Improvement
Corporation, Lease Revenue Bonds (American Airlines Inc.),
AMT, Series C, 7.50%, 12/01/24	1,785	1,668,493
Oxnard, California, Improvement Bond Act of 1915, Special
Assessment Bonds (District Number 01-1 - Rice Avenue), 5.625%,
9/02/27	1,905	1,768,507
Oxnard, California, Improvement Bond Act of 1915, Special
Assessment Bonds (District Number 01-1 - Rice Avenue), 5.70%,
9/02/32	1,900	1,742,737
Poway, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 6), 5.50%, 9/01/25	1,500	1,510,050
Poway, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 6), 5.60%, 9/01/33	1,700	1,702,839
Rohnert Park, California, Financing Authority, Mobile Home Park
Revenue Bonds (Rancho Felix Mobile Home Park), Series A, 5.625%,
9/15/28	2,470	2,440,335
Sacramento County, California, Sanitation District Financing Authority,
Revenue Bonds (Sacramento Regional County Sanitation District), 5%,
12/01/36 (i)	2,400	2,442,744
San Bernardino County, California, Special Tax Bonds (Community
Facilities District Number 2002-1), 5.90%, 9/01/33	6,000	5,640,300
San Diego, California, Unified School District, GO (Election of 1998),
Series D, 5.25%, 7/01/23 (i)	8,665	9,444,070

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	San Francisco, California, City and County Redevelopment Agency,
	Community Facilities District Number 1, Special Tax Bonds (Mission
	Bay South Public Improvements Project), 6.25%, 8/01/33	$5,000	$5,001,250
	San Joaquin Hills, California, Transportation Corridor Agency, Toll
	Road Revenue Refunding Bonds, Series A, 5.46%, 1/15/34 (b)(j)	30,000	6,465,000
	Santa Clarita, California, Community Facilities District Number 02-1,
	Special Tax Refunding Bonds (Valencia Town Center Project), 5.80%,
	11/15/25	1,640	1,606,495
	Santa Clarita, California, Community Facilities District Number 02-1,
	Special Tax Refunding Bonds (Valencia Town Center Project), 5.85%,
	11/15/32	1,500	1,437,930
	Santa Rosa, California, Wastewater Revenue Refunding Bonds,
	Series B, 5.35%, 9/01/25 (b)(d)	2,685	1,109,254
	South Tahoe, California, Joint Powers Financing Authority, Revenue
	Refunding Bonds (South Tahoe Redevelopment Project Area Number 1),
	Series A, 5.45%, 10/01/33	2,200	2,140,930
	Stockton, California, Unified School District, GO (Election of 2005),
	5%, 8/01/31 (a)	2,000	2,068,260
	Tustin, California, Unified School District, Junior Lien Special Tax
	Bonds (Community Facilities District Number 97-1), Series B, 5.60%,
	9/01/29	2,000	1,847,580
	University of California, General Revenue Bonds, Series A, 5%,
	5/15/33 (d)	2,000	2,031,520
	Val Verde, California, Unified School District Financing Authority,
	Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,170	1,169,871
	Western Placer, California, Unified School District, COP (School
	Facilities Project), VRDN, Series A, 1.35%, 8/01/26 (a)(c)	1,000	1,000,000

			168,731,896
Puerto Rico - 4.4%	Puerto Rico Commonwealth, GO, Refunding, VRDN, Series A-7, 1.70%,
	7/01/33 (c)	3,000	3,000,000
	Puerto Rico Commonwealth, Public Improvement, GO, Refunding,
	VRDN, Series A-3, 1%, 7/01/29 (a)(c)	2,000	2,000,000

			5,000,000
	Total Municipal Bonds
	(Cost - $169,422,177) - 152.9%		173,731,896
	Municipal Bonds Transferred to Tender
	Option Bond Trusts (l)
California - 15.9%	California State Department of Water Resources Revenue Bonds (Central
	Valley Project), Series AE, 5%, 12/01/29	7,000	7,296,590
	California State University and Colleges, Systemwide Revenue Bonds,
	Series A, 5%, 11/01/39 (a)	2,400	2,471,176
	Santa Clara County, California, Financing Authority, Lease Revenue
	Refunding Bonds, Series L, 5.25%, 5/15/36	8,000	8,285,571
	Total Municipal Bonds Transferred to Tender
	Option Bond Trusts (Cost - $17,859,328) - 15.9%		18,053,337

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Corporate Bonds	(000)	Value
Multi-State - 3.7%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (k)	$500	$ 525,665
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (k)	1,500	1,578,600
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (k)	1,000	1,059,170
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (k)	1,000	1,069,310
	Total Corporate Bonds
	(Cost - $4,000,000) - 3.7%		4,232,745
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 1.24% (m)(n)	243	243
	Total Short-Term Securities
	(Cost - $243) - 0.0%		243
	Total Investments (Cost - $191,281,748*) - 172.5%		196,018,221
	Other Assets Less Liabilities - 1.5%		1,792,928
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (10.7%)		(12,192,165)
	Preferred Shares, at Redemption Value - (63.3%)		(71,970,105)
	Net Assets Applicable to Common Shares - 100.0%		$ 113,648,879

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$179,112,394
	Gross unrealized appreciation	$7,229,728
	Gross unrealized depreciation	(2,512,327)
	Net unrealized appreciation	$4,717,401

(a)	FSA Insured.

(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	AMBAC Insured.

(e)	ACA Insured.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Assured Guaranty Insured.

(h)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(i)	FGIC Insured.

(j)	MBIA Insured.

(k)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Trust is not obligated for costs associated with the registration of restricted securities.

(l)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(m)	Represents the current yield as of report date.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Dividend Income
CMA California Municipal Money Fund	6	$ 4

BlackRock California Municipal Income Trust II

Schedule of Investments May 31, 2008 (Unaudited)
• Forward interest rate swaps outstanding as of May 31, 2008 were as follows:
	Notional
	Amount	Unrealized
	(000)	Appreciation
Pay a fixed rate of 3.72% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index rate

Broker, JPMorgan Chase
Expires August 2028	$ 7,000	$80,472

Pay a fixed rate of 3.841% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index rate

Broker, Citibank NA
Expires June 2038	$ 5,900	45,206
Total		$125,678

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Income Trust II

Date:	July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust II

Date:	July 18, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust II

Date:	July 18, 2008